Financial Statement Schedule I - BALANCE SHEETS Additional Information (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	66,158,741	64,506,055
Common shares, shares outstanding (in shares)	66,158,741	64,506,055
Reportable legal entities | Parent Company
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	66,158,741	64,506,055
Common shares, shares outstanding (in shares)	66,158,741	64,506,055